SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE ALLOWANCE FOR DOUBTFUL ACCOUNTS

The following table summarizes the activity related to the Company’s accounts receivable allowance for doubtful accounts for the nine months ended September 30, 2024 and 2023:

	For the nine months ended September 30,
	2024	2023

Beginning balance	$80,640	$272,550
Provision for bad debts	8,140	62,100
Recoveries/Write offs	-	(72,350)
Effect of translation	1,155	(14,547)
Ending balance	$89,935	$247,753

The following table summarizes the activity related to the Company’s accounts receivable allowance for doubtful accounts for the years ended December 31, 2023 and 2022:

	For the years ended December 31,
	2023	2022

Beginning balance	$272,550	$213,787
(Reversal of) provision for bad debts	(47,762)	45,953
Acquisition of subsidiary	-	196,164
Recoveries/Write offs	(135,589)	(165,227)
Effect of translation	(8,559)	(18,127)
Ending balance	$80,640	$272,550

SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED LIVES
Office furniture	5 years
Electronic equipment	2-3 years
Machinery	3 years
Leasehold improvements	3 years
Vehicles	5 years

Office furniture	5 years
Electronic equipment	2-3 years
Machinery	3 years
Leasehold improvements	3 years
Vehicles	5 years

SCHEDULE OF CONCENTRATION OF RISK BY RISK FACTORS

During the three months ended September 30, 2024, the Company had three major suppliers that accounted for over 10% of its total purchases.

Supplier	Net purchases for the three months ended September 30, 2024	% of total purchase
C	$219,595	44%
A	131,264	26%
B*	60,401	12%

During the nine months ended September 30, 2024, the Company had three major suppliers that accounted for over 10% of its total purchases.

Supplier	Net purchases for the nine months ended September 30, 2024	% of total purchase
A	$315,886	23%
C	289,900	21%
B*	197,479	14%

During the three months ended September 30, 2023, the Company had one major supplier that accounted for over 10% of its total purchases.

Supplier	Net purchases for the three months ended September 30, 2023	% of total purchase
C	$108,776	20%

During the nine months ended September 30, 2023, the Company had two major suppliers that accounted for over 10% of its total purchases.

Supplier	Net purchases for the nine months ended September 30, 2023	% of total purchase
C	$216,710	15%
D	162,980	12%

*	CEO owns this entity with 100% ownership

During the year ended December 31, 2023, the Company had two suppliers that accounted for over 10% of its total purchases.

Supplier	Net purchases for the year ended December 31, 2023	% of total purchase
A	$250,999	14%
B	195,202	11%

During the year ended December 31, 2022, the Company had two major suppliers that accounted for over 10% of its total purchases.

Supplier	Net purchases for the year ended December 31, 2022	% of total purchase
B	$189,150	14%
C (1)	149,806	11%

(1)	The Company purchased inventory from this supplier, Runcansheng, in the year ended December 31, 2022. The Company acquired all of the outstanding equity of Runcangsheng on September 30, 2022 (see Note 19).

SCHEDULE OF SEGMENTS INFORMATION

The following table shows the Company’s operations by business segment for the three months ended September 30, 2024 and 2023.

	For the Three Months Ended September 30,
	2024	2023
Net revenue
Direct sales	$102,370	$208,699
Pharmacy	266,664	273,416
Hotel	190,861	169,462
Manufacture and sale	376,511	415,342
Total revenues, net	$936,406	$1,066,919

Operating costs and expenses
Direct sales
Cost of goods sold	$499	$67,709
Operating expenses	373,449	421,417
Pharmacy
Cost of goods sold	70,739	126,459
Operating expenses	104,840	115,006
Hotel
Hotel operating costs	360,803	447,419
Operating expenses	65,322	61,859
Manufacture and sale
Cost of goods sold	284,502	315,555
Operating expenses	278,835	246,750
Total operating costs and expenses	$1,538,989	$1,802,174

Income (loss) from operations
Direct sales	$(271,578)	$(280,427)
Pharmacy	91,085	31,951
Hotel	(235,264)	(339,816)
Manufacture and sale	(186,826)	(146,963)
Loss from operations	$(602,583)	$(735,255)

The following table shows the Company’s operations by business segment for the nine months ended September 30, 2024 and 2023.

	For the Nine Months Ended September 30,
	2024	2023
Net revenue
Direct sales	$625,132	$1,064,668
Pharmacy	764,495	802,118
Hotel	465,423	892,409
Manufacture and sale	1,265,565	538,494
Total revenues, net	$3,120,615	$3,297,689

Operating costs and expenses
Direct sales
Cost of goods sold	$47,240	$367,237
Operating expenses	1,163,018	1,249,461
Pharmacy
Cost of goods sold	222,832	446,967
Operating expenses	323,904	361,200
Hotel
Hotel operating costs	1,185,992	1,387,993
Operating expenses	222,029	106,219
Manufacture and sale
Cost of goods sold	893,568	322,207
Operating expenses	554,686	448,398
Total operating costs and expenses	$4,613,269	$4,689,682

Income (loss) from operations
Direct sales	$(585,126)	$(552,030)
Pharmacy	217,759	(6,049)
Hotel	(942,598)	(601,803)
Manufacture and sale	(182,689)	(232,111)
Loss from operations	$(1,492,654)	$(1,391,993)

The following table shows the Company’s assets by business segment as of September 30, 2024 and as of December 31, 2023.

Segment assets	As of September 30, 2024	As of December 31, 2023
Direct sales	$382,317	$270,932
Pharmacy	487,041	425,546
Hotel	2,149,991	1,654,165
Manufacture and sale	2,629,227	2,491,715
Total assets	$5,648,576	$4,842,358

The following table shows the Company’s operations by business segment for the years ended December 31, 2023 and 2022.

	For the Years Ended December 31,
	2023	2022
Net revenue
Products	$1,159,134	$823,930
Pharmacies	937,655	789,347
Hotel	1,194,829	856,884
Manufacture and sale	798,181	238,399
Total revenues, net	$4,089,799	$2,708,560

Operating costs and expenses
Products
Cost of goods sold	$393,862	$171,345
Operating expenses	1,790,747	1,526,246
Pharmacies
Cost of goods sold	531,890	578,092
Operating expenses	455,906	622,835
Hotel
Hotel operating costs	1,811,065	1,739,948
Operating expenses	192,963	310,902
Manufacture and sale
Cost of goods sold	688,198	353,723
Operating expenses	723,975	(25,072)
Total operating costs and expenses	$6,588,606	$5,278,019

Loss from operations
Products	$(1,025,475)	$(873,661)
Pharmacies	(50,141)	(411,580)
Hotel	(809,199)	(1,193,966)
Manufacture and sale	(613,992)	(90,252)
Loss from operations	$(2,498,807)	$(2,569,459)

Segment assets	As of December 31, 2023	As of December 31, 2022
Products	$270,932	$410,754
Pharmacies	425,546	758,675
Hotel	1,654,165	970,385
Manufacture and sale	2,491,715	2,911,070
Total assets	$4,842,358	$5,050,884